POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 10, 2018 TO THE PROSPECTUSES DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

Effective immediately, the Funds’ Prospectus, and each Fund’s Summary Prospectus, are revised as follows:

1)	For PowerShares Balanced Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Fund’s Summary Prospectus and page 4 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a balanced investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets both in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”) as well as in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”). Specifically, the Fund’s target allocation is to invest approximately 45%-75% of its total assets in Equity ETFs and approximately 25%-55% of its total assets in Fixed Income ETFs. Approximately 10%-30% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

2)	For PowerShares Conservative Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in equity securities (“Equity ETFs”). Specifically, the Fund’s target allocation is to invest approximately 5%-35% of its total assets in Equity ETFs and approximately 65%-95% of its total assets in Fixed Income ETFs. Approximately 3%-20% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities.

3)	For PowerShares Growth Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a growth investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”). Specifically, the Fund’s target allocation is to invest approximately 65%-95% of its total assets in Equity ETFs and approximately 5%-35% of its total assets in Fixed Income ETFs. Approximately 15%-35% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

4)	For PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 21 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a moderately conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), as well as in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”). Specifically, the Fund’s target allocation is to invest approximately 25%-55% of its total assets in Equity ETFs and approximately 45%-75% of its total assets in Fixed Income ETFs. Approximately 5%-25% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities.

5)	On page 26 of the Prospectus, the second paragraph under the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Each Fund seeks to achieve its investment objective by allocating its assets using a different type of investment style that focuses on allocating a greater portion of Fund assets in either Fixed Income ETFs or Equity ETFs. These investment styles—conservative, moderately conservative, balanced or growth—range from more conservative (i.e., greater allocation to Fixed Income ETFs) to more aggressive (i.e., greater allocation to Equity ETFs). Specifically, the Funds’ target allocations are as follows:

•	For PowerShares Conservative Multi-Asset Allocation Portfolio, to invest approximately 5%-35% of its total assets in Equity ETFs and approximately 65%-95% of its total assets in Fixed Income ETFs. Approximately 3%-20% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as ADRs and GDRs that are based on those securities.

•	For PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, to invest approximately 25%-55% of its total assets in Equity ETFs and approximately 45%-75% of its total assets in Fixed Income ETFs. Approximately 5%-25% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as ADRs and GDRs that are based on those securities.

•	For PowerShares Balanced Multi-Asset Allocation Portfolio, to invest approximately 45%-75% of its total assets in Equity ETFs and approximately 25%-55% of its total assets in Fixed Income ETFs. Approximately 10%-30% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as ADRs and GDRs that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

•	For PowerShares Growth Multi-Asset Allocation Portfolio, to invest approximately 65%-95% of its total assets in Equity ETFs and approximately 5%-35% of its total assets in Fixed Income ETFs. Approximately 15%-35% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as ADRs and GDRs that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

6)	On page 26 of the Prospectus, the sixth through tenth paragraphs under the section titled “Additional Information About the Funds’ Strategies and Risks—Principal Investment Strategies” are deleted in its entirety and replaced with the following:

Each Fund is rebalanced monthly on the third Friday of the month.

PowerShares Balanced Multi-Asset Allocation Portfolio: The Fund’s current holdings are available at www.powershares.com. The target weightings are set forth below:

Asset Class	Target Weighting
Equities	60%
Domestic Large Cap Equities	32%
Domestic Small- and Mid-Cap Equities	9%
International Developed Market Equities	15%
Emerging Market Equities	4%
Fixed Income	40%
Core Fixed Income Securities (Corporate Bonds, Investment Grade Bonds)	31%
High Yield (Junk) Bonds	4%
Emerging Market Bonds	4%
Bank Loans	2%

PowerShares Conservative Multi-Asset Allocation Portfolio: The Fund’s current holdings are available at www.powershares.com. The target weightings are set forth below:

Asset Class	Target Weighting
Equities	20%
Domestic Large Cap Equities	15%
International Developed Market Equities	5%
Fixed Income	80%
Core Fixed Income Securities (Corporate Bonds, Investment Grade Bonds)	49%
High Yield (Junk) Bonds	9%
Emerging Market Bonds	6%
Preferred Stock	8%
Bank Loans	9%

PowerShares Growth Multi-Asset Allocation Portfolio: The Fund’s current holdings are available at www.powershares.com. The target weightings are set forth below.

Asset Class	Target Weighting
Equities	80%
Domestic Large Cap Equities	40%
Domestic Small- and Mid-Cap Equities	13%
International Developed Market Equities	21%
Emerging Market Equities	6%
Fixed Income	20%
Core Fixed Income Securities (Corporate Bonds, Investment Grade Bonds)	19%
Emerging Market Bonds	1%

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio: The Fund’s current holdings are available at www.powershares.com. The target weightings are set forth below:

Asset Class	Target Weighting
Equities	40%
Domestic Large Cap Equities	23%
Domestic Small- and Mid-Cap Equities	5%
International Developed Market Equities	12%
Fixed Income	60%
Core Fixed Income Securities (Corporate Bonds, Investment Grade Bonds)	36%
High Yield (Junk) Bonds	7%
Emerging Market Bonds	6%
Preferred Stock	6%
Bank Loans	5%

Please Retain This Supplement for Future Reference.

P-MAA-PRO-SUP-1 051018

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